NATIONWIDE®

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLOB–VLG–12/07

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:

AIM VIF – Basic Value Fund – Series I (AIMBValue) 7,474 shares (cost $97,882)	$ 95,148

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp) 870 shares (cost $22,964)	25,548

AIM VIF – Capital Development Fund – Series I (AIMCapDev) 2,060 shares (cost $38,664)	38,835

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 3,598 shares (cost $36,642)	37,959

American Century VP – International Fund – Class III (ACVPInt3) 510 shares (cost $6,063)	6,048

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 16,862 shares (cost $231,346)	218,195

American Century VP – Ultra® Fund – Class I (ACVPUltra) 4,401 shares (cost $45,052)	53,468

American Century VP – Value Fund – Class I (ACVPVal) 105,206 shares (cost $849,454)	785,887

American Century VP – VistaSM Fund – Class I (ACVPVista1) 4,654 shares (cost $90,236)	102,384

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 13,768 shares (cost $251,613)	242,873

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 27,761 shares (cost $1,000,228)	1,038,250

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 1,462 shares (cost $61,527)	65,583

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 2,492 shares (cost $25,394)	25,545

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 2,461 shares (cost $27,476)	27,903

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 17,044 shares (cost $455,851)	405,980

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 31,505 shares (cost $1,133,631)	1,417,388

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 61,257 shares (cost $1,387,748)	1,543,058

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 96,925 shares (cost $3,054,092)	2,694,522

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 63,299 shares (cost $785,678)	801,996

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 30,088 shares (cost $1,026,489)	1,082,562

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,714 shares (cost $34,699)	34,030

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 14,608 shares (cost $349,091)	$386,243

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 2,385 shares (cost $26,813)	28,495

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 13,362 shares (cost $161,250)	168,623

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 23,542 shares (cost $290,504)	306,287

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 27,311 shares (cost $376,563)	435,882

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 29,992 shares (cost $567,833)	605,232

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 5,005 shares (cost $79,112)	83,637

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 3,714 shares (cost $65,642)	64,291

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 2,807 shares (cost $54,593)	55,048

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1) 37,048 shares (cost $689,101)	643,902

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 1,539 shares (cost $57,315)	62,792

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 2,894 shares (cost $39,270)	38,462

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 11,104 shares (cost $649,067)	719,340

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 28,386 shares (cost $367,822)	369,024

M Fund, Inc – Brandes International Equity Fund (MFIIntl) 1,870 shares (cost $35,641)	34,498

M Fund, Inc – Business Opportunity Value Fund (MFIBusOp) 5,031 shares (cost $60,926)	60,926

M Fund, Inc – Frontier Capital Appreciation Fund (MFICapAp) 2,271 shares (cost $57,654)	56,192

M Fund, Inc – Turner Core Growth Fund (MFICoreGro) 1,784 shares (cost $34,815)	34,815

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt) 267 shares (cost $2,986)	3,154

MFS VIT – Value Series – Initial Class (MFSValue) 23,918 shares (cost $353,501)	364,757

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 14,117 shares (cost $281,227)	273,166

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 4,647 shares (cost $54,429)	52,140

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 4,621 shares (cost $115,678)	120,522

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 328 shares (cost $14,585)	14,294

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 4,605 shares (cost $330,523)	$332,276

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 17,636 shares (cost $139,649)	134,566

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 28,885 shares (cost $525,133)	652,503

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 6,166 shares (cost $68,500)	72,764

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 23,711 shares (cost $115,348)	122,821

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 39,687 shares (cost $455,313)	461,558

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6) 15,317 shares (cost $167,252)	177,988

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 50,063 shares (cost $903,894)	872,603

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 24,738 shares (cost $343,968)	336,433

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 1,408 shares (cost $14,716)	14,643

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 59,612 shares (cost $737,399)	741,569

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 154,979 shares (cost $2,050,963)	2,067,415

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 1,184 shares (cost $13,609)	13,444

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 34,787 shares (cost $1,053,918)	1,131,636

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 16,330 shares (cost $312,388)	313,209

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 1,966,907 shares (cost $1,966,907)	1,966,907

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 3,390 shares (cost $56,977)	61,050

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 14,623 shares (cost $178,588)	144,475

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 7,374 shares (cost $178,490)	163,783

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 79,664 shares (cost $1,053,388)	1,082,635

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 4,258 shares (cost $50,379)	54,976

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 60,470 shares (cost $764,147)	695,400

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 14,532 shares (cost $142,763)	143,290

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 1,866 shares (cost $28,045)	27,053

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 52,628 shares (cost $769,169)	$716,273

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 14,387 shares (cost $247,718)	249,901

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 64,636 shares (cost $1,138,422)	1,157,622

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 5,211 shares (cost $229,911)	245,851

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 9,523 shares (cost $341,418)	350,638

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 2,316 shares (cost $18,780)	18,482

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 1,560 shares (cost $13,091)	12,404

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap) 23,110 shares (cost $438,503)	420,594

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 28,907 shares (cost $733,638)	740,304

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 32,880 shares (cost $357,196)	384,691

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 7,838 shares (cost $195,127)	185,365

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,037 shares (cost $5,091)	5,133

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 32,150 shares (cost $368,191)	372,300

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 26,499 shares (cost $701,651)	584,296

Total Investments	32,953,735
Accounts Receivable	4,303

Total Assets	32,958,038
Accounts Payable	–

Contract Owners Equity (note 7)	$32,958,038

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPInflPro2	ACVPInt3	ACVPMdCpV	ACVPUltra
Reinvested dividends	$387,083	574	–	–	1,250	–	1,466	–

Net investment income (loss)	387,083	574	–	–	1,250	–	1,466	–

Proceeds from mutual fund shares sold	11,308,985	5,408	1,929	3,286	6,583	599	16,443	3,808
Cost of mutual fund shares sold	(10,985,377)	(4,779)	(1,627)	(2,756)	(6,638)	(567)	(13,753)	(3,486)

Realized gain (loss) on investments	323,608	629	302	530	(55)	32	2,690	322
Change in unrealized gain (loss) on investments	(327,339)	(6,699)	1,930	(891)	1,431	(16)	(18,650)	8,487

Net gain (loss) on investments	(3,731)	(6,070)	2,232	(361)	1,376	16	(15,960)	8,809

Reinvested capital gains	1,266,523	5,354	–	2,947	–	–	1,173	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,649,875	(142)	2,232	2,586	2,626	16	(13,321)	8,809

Investment activity:	ACVPVal	ACVPVista1	DryIPSmCap	DryStkIx	DryVApp	FedMrkOp	FedQualBd	FidVIPEIS
Reinvested dividends	$7,862	–	427	14,986	1,482	15	617	7,042

Net investment income (loss)	7,862	–	427	14,986	1,482	15	617	7,042

Proceeds from mutual fund shares sold	13,710	1,739	7,233	85,310	55,178	2,043	3,474	22,333
Cost of mutual fund shares sold	(13,543)	(1,233)	(6,374)	(72,586)	(46,936)	(2,082)	(3,501)	(21,554)

Realized gain (loss) on investments	167	506	859	12,724	8,242	(39)	(27)	779
Change in unrealized gain (loss) on investments	(88,467)	10,984	(13,223)	6,787	(3,674)	153	356	(49,620)

Net gain (loss) on investments	(88,300)	11,490	(12,364)	19,511	4,568	114	329	(48,841)

Reinvested capital gains	40,770	–	4,590	–	–	–	–	33,185

Net increase (decrease) in contract owners’ equity resulting from operations	$(39,668)	11,490	(7,347)	34,497	6,050	129	946	(8,614)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPGrS	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S
Reinvested dividends	$6,362	41,832	20,904	9,745	6,214	263	329	673

Net investment income (loss)	6,362	41,832	20,904	9,745	6,214	263	329	673

Proceeds from mutual fund shares sold	59,053	122,747	144,556	45,426	53,828	3,484	9,129	264
Cost of mutual fund shares sold	(52,023)	(101,301)	(124,858)	(45,205)	(53,298)	(3,360)	(8,319)	(236)

Realized gain (loss) on investments	7,030	21,446	19,698	221	530	124	810	28
Change in unrealized gain (loss) on investments	244,101	58,848	(337,818)	11,587	35,027	(2,111)	40,060	430

Net gain (loss) on investments	251,131	80,294	(318,120)	11,808	35,557	(1,987)	40,870	458

Reinvested capital gains	1,161	73,684	621,967	–	60,682	2,748	14,481	694

Net increase (decrease) in contract owners’ equity resulting from operations	$258,654	195,810	324,751	21,553	102,453	1,024	55,680	1,825

Investment activity:	FidVIPFree20S	FidVIPFree30S	FrVIPDevMrk3	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv	FrVIPSCapV1
Reinvested dividends	$3,359	5,780	5,121	6,354	1,669	338	1,245	3,364

Net investment income (loss)	3,359	5,780	5,121	6,354	1,669	338	1,245	3,364

Proceeds from mutual fund shares sold	6,222	43,384	7,402	69,139	8,628	6,292	8,828	25,088
Cost of mutual fund shares sold	(5,368)	(33,526)	(4,974)	(58,810)	(7,722)	(6,265)	(7,140)	(23,555)

Realized gain (loss) on investments	854	9,858	2,428	10,329	906	27	1,688	1,533
Change in unrealized gain (loss) on investments	1,842	(3,310)	39,209	19,015	3,379	(1,372)	(4,992)	(60,143)

Net gain (loss) on investments	2,696	6,548	41,637	29,344	4,285	(1,345)	(3,304)	(58,610)

Reinvested capital gains	4,732	10,159	16,926	13,780	–	63	706	25,739

Net increase (decrease) in contract owners’ equity resulting from operations	$10,787	22,487	63,684	49,478	5,954	(944)	(1,353)	(29,507)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspForty	JAspRMgCore	JAspIntGroS2	LBTShrtDBd	MFIIntl	MFICapAp	MFSInvGrSt	MFSValue
Reinvested dividends	$64	127	1,754	6,826	170	–	8	1,132

Net investment income (loss)	64	127	1,754	6,826	170	–	8	1,132

Proceeds from mutual fund shares sold	2,469	373	31,770	15,739	33	82	1,746	11,673
Cost of mutual fund shares sold	(2,118)	(370)	(23,424)	(15,254)	(32)	(83)	(1,523)	(10,011)

Realized gain (loss) on investments	351	3	8,346	485	1	(1)	223	1,662
Change in unrealized gain (loss) on investments	5,478	(808)	64,780	1,234	(1,143)	(1,462)	47	5,614

Net gain (loss) on investments	5,829	(805)	73,126	1,719	(1,142)	(1,463)	270	7,276

Reinvested capital gains	–	–	–	–	950	1,814	–	1,938

Net increase (decrease) in contract owners’ equity resulting from operations	$5,893	(678)	74,880	8,545	(22)	351	278	10,346

Investment activity:	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc3	NVITEmMrkts3	NVITGlHlth3
Reinvested dividends	$4,692	2,780	2,238	170	1,620	9,018	2,884	76

Net investment income (loss)	4,692	2,780	2,238	170	1,620	9,018	2,884	76

Proceeds from mutual fund shares sold	22,230	2,756	5,386	56,853	58,677	4,984	16,679	53,577
Cost of mutual fund shares sold	(22,296)	(2,775)	(4,821)	(57,459)	(51,942)	(4,923)	(12,441)	(49,068)

Realized gain (loss) on investments	(66)	(19)	565	(606)	6,735	61	4,238	4,509
Change in unrealized gain (loss) on investments	(7,710)	(2,298)	4,642	(291)	790	(5,726)	93,877	4,359

Net gain (loss) on investments	(7,776)	(2,317)	5,207	(897)	7,525	(5,665)	98,115	8,868

Reinvested capital gains	17	–	–	–	43	–	33,788	1,894

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,067)	463	7,445	(727)	9,188	3,353	134,787	10,838

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlTech3	NVITGvtBd	NVITIntIdx6	NVITIntVal3	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2
Reinvested dividends	$–	12,467	2,078	14,926	4,439	441	18,207	38,361

Net investment income (loss)	–	12,467	2,078	14,926	4,439	441	18,207	38,361

Proceeds from mutual fund shares sold	80,572	46,748	5,144	200,649	43,060	4,365	41,544	141,418
Cost of mutual fund shares sold	(60,784)	(46,485)	(4,426)	(193,005)	(39,689)	(4,341)	(37,810)	(127,783)

Realized gain (loss) on investments	19,788	263	718	7,644	3,371	24	3,734	13,635
Change in unrealized gain (loss) on investments	3,152	6,621	10,320	(57,547)	(9,343)	(143)	(770)	(11,916)

Net gain (loss) on investments	22,940	6,884	11,038	(49,903)	(5,972)	(119)	2,964	1,719

Reinvested capital gains	–	–	233	40,396	5,009	284	10,099	30,732

Net increase (decrease) in contract owners’ equity resulting from operations	$22,940	19,351	13,349	5,419	3,476	606	31,270	70,812

Investment activity:	NVITIDModCon2	NVITMdCpGr	NVITMidCap	NVITMyMkt	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund
Reinvested dividends	$310	–	2,554	50,424	–	1,689	155	8,794

Net investment income (loss)	310	–	2,554	50,424	–	1,689	155	8,794

Proceeds from mutual fund shares sold	5,349	169,147	7,017	8,219,166	9,726	7,084	38,382	118,639
Cost of mutual fund shares sold	(5,172)	(151,713)	(6,238)	(8,219,166)	(9,054)	(7,442)	(36,677)	(105,957)

Realized gain (loss) on investments	177	17,434	779	–	672	(358)	1,705	12,682
Change in unrealized gain (loss) on investments	(264)	53,066	(1,741)	–	2,843	(33,152)	(17,074)	(9,693)

Net gain (loss) on investments	(87)	70,500	(962)	–	3,515	(33,510)	(15,369)	2,989

Reinvested capital gains	222	–	4,668	–	–	20,363	12,366	35,241

Net increase (decrease) in contract owners’ equity resulting from operations	$445	70,500	6,260	50,424	3,515	(11,458)	(2,848)	47,024

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITUSGro	NVITVKVal	NVITMltSec	NBTAFasc	NBTAInt	NBTARegS	NBTSocRes	OppCapAp
Reinvested dividends	$–	10,407	4,782	–	11,284	581	497	571

Net investment income (loss)	–	10,407	4,782	–	11,284	581	497	571

Proceeds from mutual fund shares sold	5,037	261,972	5,144	3,863	92,474	4,431	126,348	165,607
Cost of mutual fund shares sold	(4,403)	(245,152)	(5,091)	(3,696)	(82,370)	(4,204)	(110,459)	(137,431)

Realized gain (loss) on investments	634	16,820	53	167	10,104	227	15,889	28,176
Change in unrealized gain (loss) on investments	4,460	(85,364)	516	(1,047)	(70,160)	(296)	3,827	7,346

Net gain (loss) on investments	5,094	(68,544)	569	(880)	(60,056)	(69)	19,716	35,522

Reinvested capital gains	–	31,774	5	190	38,939	3,772	1,871	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,094	(26,363)	5,356	(690)	(9,833)	4,284	22,084	36,093

Investment activity:	OppGlSec3	OppHighInc3	OppHighInc	OppMStSCap	OppMSt	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2
Reinvested dividends	$2,170	–	1,075	549	3,796	317	1,884	94

Net investment income (loss)	2,170	–	1,075	549	3,796	317	1,884	94

Proceeds from mutual fund shares sold	12,974	1,855	4,583	22,851	215,944	32,978	24,527	503
Cost of mutual fund shares sold	(11,360)	(1,912)	(4,696)	(21,610)	(191,316)	(28,665)	(21,607)	(501)

Realized gain (loss) on investments	1,614	(57)	(113)	1,241	24,628	4,313	2,920	2
Change in unrealized gain (loss) on investments	(2,208)	(298)	(1,011)	(22,900)	(19,280)	21,326	(12,963)	44

Net gain (loss) on investments	(594)	(355)	(1,124)	(21,659)	5,348	25,639	(10,043)	46

Reinvested capital gains	7,900	–	–	5,851	–	–	9,059	–

Net increase (decrease) in contract owners’ equity resulting from operations	$9,476	(355)	(49)	(15,259)	9,144	25,956	900	140

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUCorPlus	VKUUSRE
Reinvested dividends	$7,356	4,042

Net investment income (loss)	7,356	4,042

Proceeds from mutual fund shares sold	36,695	25,616
Cost of mutual fund shares sold	(36,733)	(22,514)

Realized gain (loss) on investments	(38)	3,102
Change in unrealized gain (loss) on investments	4,500	(142,213)

Net gain (loss) on investments	4,462	(139,111)

Reinvested capital gains	–	31,565

Net increase (decrease) in contract owners’ equity resulting from operations	$11,818	(103,504)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$387,083	122,329	574	233	–	9	–	–
Realized gain (loss) on investments	323,608	58,406	629	227	302	114	530	215
Change in unrealized gain (loss) on investments	(327,339)	585,333	(6,699)	3,462	1,930	534	(891)	1,009
Reinvested capital gains	1,266,523	246,948	5,354	2,575	–	–	2,947	310

Net increase (decrease) in contract owners’ equity resulting from operations	1,649,875	1,013,016	(142)	6,497	2,232	657	2,586	1,534

Equity transactions:
Purchase payments received from contract owners (note 6)	20,799,628	13,090,520	25,347	25,565	10,058	11,086	16,528	16,413
Transfers between funds	–	–	17,321	7,959	1,407	1,286	6,135	3,157
Surrenders (note 6)	(4,943)	(161,264)	–	–	–	–	–	–
Death benefits (note 4)	(3,392)	(74,745)	–	–	–	–	(11)	–
Policy loans (net of repayments) (note 5)	(497,304)	(5,690)	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(54,708)	–	(335)	–	(67)	–	(334)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,379,592)	(1,233,088)	(10,182)	(5,842)	(3,490)	(2,088)	(5,539)	(3,382)
Asset charges (note 3)	(98,748)	(32,600)	(356)	(221)	(98)	(57)	(160)	(77)
Adjustments to maintain reserves	(867)	709	5	8	2	7	25	21

Net equity transactions	16,760,074	11,583,842	31,800	27,469	7,812	10,234	16,644	16,132

Net change in contract owners’ equity	18,409,949	12,596,858	31,658	33,966	10,044	10,891	19,230	17,666
Contract owners’ equity beginning of period	14,548,089	1,951,231	63,502	29,536	15,522	4,631	19,640	1,974

Contract owners’ equity end of period	$32,958,038	14,548,089	95,160	63,502	25,566	15,522	38,870	19,640

CHANGES IN UNITS:
Beginning units	1,154,622	178,946	5,238	2,758	1,318	418	1,520	178

Units purchased	2,664,365	1,953,427	3,358	3,024	908	1,092	1,618	1,627
Units redeemed	(1,402,589)	(977,751)	(866)	(544)	(288)	(192)	(424)	(285)

Ending units	2,416,398	1,154,622	7,730	5,238	1,938	1,318	2,714	1,520

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInflPro2		ACVPInt3		ACVPMdCpV		ACVPUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,250	287	–	–	1,466	446	–	–
Realized gain (loss) on investments	(55)	(16)	32	–	2,690	323	322	(85)
Change in unrealized gain (loss) on investments	1,431	(121)	(16)	–	(18,650)	5,654	8,487	(727)
Reinvested capital gains	–	–	–	–	1,173	2,196	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,626	150	16	–	(13,321)	8,619	8,809	(812)

Equity transactions:
Purchase payments received from contract owners (note 6)	17,897	12,554	911	–	84,179	52,601	14,442	14,256
Transfers between funds	(798)	11,261	5,416	–	99,584	10,396	935	(1,110)
Surrenders (note 6)	–	–	–	–	(5)	(2)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	(201)	–	–
Deductions for surrender charges (note 2d)	(239)	–	–	–	(359)	–	(30)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,726)	(3,210)	(291)	–	(28,497)	(11,718)	(6,039)	(4,529)
Asset charges (note 3)	(124)	(58)	(4)	–	(849)	(239)	(197)	(137)
Adjustments to maintain reserves	7	–	17	–	(33)	24	1	10

Net equity transactions	12,017	20,547	6,049	–	154,020	50,861	9,112	8,490

Net change in contract owners’ equity	14,643	20,697	6,065	–	140,699	59,480	17,921	7,678
Contract owners’ equity beginning of period	23,338	2,641	–	–	77,528	18,048	35,573	27,895

Contract owners’ equity end of period	$37,981	23,338	6,065	–	218,227	77,528	53,494	35,573

CHANGES IN UNITS:
Beginning units	2,262	260	–	–	5,692	1,594	3,536	2,682

Units purchased	1,954	2,324	369	–	13,073	5,088	1,438	1,463
Units redeemed	(854)	(322)	(17)	–	(2,365)	(990)	(580)	(609)

Ending units	3,362	2,262	352	–	16,400	5,692	4,394	3,536

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVal		ACVPVista1		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$7,862	4,761	–	–	427	157	14,986	4,844
Realized gain (loss) on investments	167	(41)	506	69	859	472	12,724	3,501
Change in unrealized gain (loss) on investments	(88,467)	24,067	10,984	912	(13,223)	4,459	6,787	30,291
Reinvested capital gains	40,770	30,035	–	40	4,590	892	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(39,668)	58,822	11,490	1,021	(7,347)	5,980	34,497	38,636

Equity transactions:
Purchase payments received from contract owners (note 6)	146,385	45,463	6,523	3,587	91,883	47,639	320,676	154,011
Transfers between funds	257,869	357,390	72,104	2,526	103,872	34,888	234,784	425,405
Surrenders (note 6)	(245)	–	–	–	–	(1)	–	(4)
Death benefits (note 4)	(10)	–	–	–	–	(153)	–	–
Policy loans (net of repayments) (note 5)	(203)	(98)	–	–	(130)	(65)	(43,455)	(451)
Deductions for surrender charges (note 2d)	(202)	–	–	–	(873)	–	(10,016)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,920)	(18,562)	(3,856)	(1,379)	(34,683)	(17,369)	(107,361)	(57,852)
Asset charges (note 3)	(1,661)	(761)	(169)	(49)	(775)	(336)	(3,448)	(1,080)
Adjustments to maintain reserves	(7)	21	10	22	24	(11)	40	8

Net equity transactions	355,006	383,453	74,612	4,707	159,318	64,592	391,220	520,037

Net change in contract owners’ equity	315,338	442,275	86,102	5,728	151,971	70,572	425,717	558,673
Contract owners’ equity beginning of period	470,571	28,296	16,320	10,592	90,921	20,349	612,579	53,906

Contract owners’ equity end of period	$785,909	470,571	102,422	16,320	242,892	90,921	1,038,296	612,579

CHANGES IN UNITS:
Beginning units	37,198	2,654	1,306	924	7,178	1,838	50,022	5,084

Units purchased	32,125	36,223	4,816	501	14,915	6,944	45,573	51,679
Units redeemed	(3,833)	(1,679)	(258)	(119)	(2,791)	(1,604)	(15,043)	(6,741)

Ending units	65,490	37,198	5,864	1,306	19,302	7,178	80,552	50,022

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		FedMrkOp		FedQualBd		FidVIPEIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,482	752	15	–	617	249	7,042	3,226
Realized gain (loss) on investments	8,242	185	(39)	(1)	(27)	(48)	779	3,332
Change in unrealized gain (loss) on investments	(3,674)	7,727	153	(3)	356	50	(49,620)	(1,378)
Reinvested capital gains	–	–	–	–	–	–	33,185	13,585

Net increase (decrease) in contract owners’ equity resulting from operations	6,050	8,664	129	(4)	946	251	(8,614)	18,765

Equity transactions:
Purchase payments received from contract owners (note 6)	24,638	46,662	1,428	–	12,126	6,661	115,351	54,795
Transfers between funds	(49,517)	32,054	24,712	1,346	7,318	2,285	187,452	100,753
Surrenders (note 6)	–	(1)	–	–	–	–	(26)	(5,496)
Death benefits (note 4)	–	–	–	–	(14)	(273)	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	(7,412)	(1,040)
Deductions for surrender charges (note 2d)	(397)	–	–	–	(155)	–	(1,688)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,727)	(5,360)	(2,026)	–	(4,622)	(1,888)	(49,874)	(23,636)
Asset charges (note 3)	(392)	(258)	(42)	–	(108)	(39)	(1,482)	(455)
Adjustments to maintain reserves	10	5	9	9	19	(4)	5	4

Net equity transactions	(32,385)	73,102	24,081	1,355	14,564	6,742	242,326	124,925

Net change in contract owners’ equity	(26,335)	81,766	24,210	1,351	15,510	6,993	233,712	143,690
Contract owners’ equity beginning of period	91,936	10,170	1,351	–	12,418	5,425	172,302	28,612

Contract owners’ equity end of period	$65,601	91,936	25,561	1,351	27,928	12,418	406,014	172,302

CHANGES IN UNITS:
Beginning units	7,528	970	130	–	1,178	536	13,380	2,668

Units purchased	2,030	7,065	2,568	130	1,790	1,014	22,230	14,789
Units redeemed	(4,544)	(507)	(202)	–	(454)	(372)	(4,522)	(4,077)

Ending units	5,014	7,528	2,496	130	2,514	1,178	31,088	13,380

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrS		FidVIPOvSR		FidVIPConS		FidVIPIGBdS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,362	53	41,832	812	20,904	10,984	9,745	1,962
Realized gain (loss) on investments	7,030	2,010	21,446	9,945	19,698	3,357	221	(1,039)
Change in unrealized gain (loss) on investments	244,101	39,520	58,848	90,638	(337,818)	(26,329)	11,587	4,553
Reinvested capital gains	1,161	–	73,684	610	621,967	110,353	–	120

Net increase (decrease) in contract owners’ equity resulting from operations	258,654	41,583	195,810	102,005	324,751	98,365	21,553	5,596

Equity transactions:
Purchase payments received from contract owners (note 6)	146,409	53,661	283,773	165,044	544,435	287,506	195,659	77,788
Transfers between funds	212,441	820,219	128,607	761,654	505,382	1,102,436	472,590	98,637
Surrenders (note 6)	(3)	(5,304)	–	(3)	(246)	–	(2)	(1)
Death benefits (note 4)	–	(604)	–	–	(25)	–	(300)	(409)
Policy loans (net of repayments) (note 5)	(10,926)	(1,125)	(15,669)	(86)	(14,188)	–	(18,067)	–
Deductions for surrender charges (note 2d)	(226)	–	(704)	–	(2,493)	–	(724)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(72,529)	(28,380)	(92,190)	(41,447)	(180,983)	(81,809)	(71,374)	(21,871)
Asset charges (note 3)	(4,060)	(1,266)	(4,714)	(1,721)	(7,639)	(2,918)	(2,033)	(560)
Adjustments to maintain reserves	44	9	16	12	49	(8)	19	(3)

Net equity transactions	271,150	837,210	299,119	883,453	844,292	1,305,207	575,768	153,581

Net change in contract owners’ equity	529,804	878,793	494,929	985,458	1,169,043	1,403,572	597,321	159,177
Contract owners’ equity beginning of period	887,646	8,853	1,048,158	62,700	1,525,536	121,964	204,962	45,785

Contract owners’ equity end of period	$1,417,450	887,646	1,543,087	1,048,158	2,694,579	1,525,536	802,283	204,962

CHANGES IN UNITS:
Beginning units	77,220	822	71,092	5,016	115,588	10,312	19,280	4,492

Units purchased	26,786	79,737	29,474	69,280	78,726	112,061	61,811	16,996
Units redeemed	(6,812)	(3,339)	(11,284)	(3,204)	(20,568)	(6,785)	(8,673)	(2,208)

Ending units	97,194	77,220	89,282	71,092	173,746	115,588	72,418	19,280

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS		FidVIPVaIS		FidVIPEnergyS2		FidVIPFree10S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,214	243	263	3	329	194	673	326
Realized gain (loss) on investments	530	310	124	(94)	810	530	28	–
Change in unrealized gain (loss) on investments	35,027	17,832	(2,111)	1,425	40,060	(2,867)	430	1,253
Reinvested capital gains	60,682	10,963	2,748	112	14,481	4,117	694	84

Net increase (decrease) in contract owners’ equity resulting from operations	102,453	29,348	1,024	1,446	55,680	1,974	1,825	1,663

Equity transactions:
Purchase payments received from contract owners (note 6)	256,723	119,197	13,265	10,394	88,763	24,414	3,935	1,185
Transfers between funds	214,170	436,996	1,195	14,477	235,797	11,700	4,410	17,528
Surrenders (note 6)	(63)	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	(11,318)	(103)	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(455)	–	–	–	(87)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,610)	(33,797)	(4,750)	(3,277)	(28,663)	(8,840)	(1,469)	(459)
Asset charges (note 3)	(3,260)	(1,153)	(130)	(55)	(669)	(101)	(88)	(36)
Adjustments to maintain reserves	38	23	(16)	9	19	42	14	2

Net equity transactions	368,225	521,163	9,564	21,548	295,160	27,215	6,802	18,220

Net change in contract owners’ equity	470,678	550,511	10,588	22,994	350,840	29,189	8,627	19,883
Contract owners’ equity beginning of period	611,929	61,418	23,446	452	35,460	6,271	19,883	–

Contract owners’ equity end of period	$1,082,607	611,929	34,034	23,446	386,300	35,460	28,510	19,883

CHANGES IN UNITS:
Beginning units	45,078	5,094	1,874	42	2,250	464	1,676	–

Units purchased	31,937	42,681	1,059	2,122	16,101	2,372	660	1,721
Units redeemed	(7,959)	(2,697)	(357)	(290)	(1,521)	(586)	(124)	(45)

Ending units	69,056	45,078	2,576	1,874	16,830	2,250	2,212	1,676

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree20S		FidVIPFree30S		FrVIPDevMrk3		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,359	1,400	5,780	2,433	5,121	507	6,354	1,370
Realized gain (loss) on investments	854	8	9,858	3,953	2,428	1,014	10,329	3,184
Change in unrealized gain (loss) on investments	1,842	5,531	(3,310)	9,165	39,209	18,451	19,015	16,822
Reinvested capital gains	4,732	865	10,159	1,728	16,926	–	13,780	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,787	7,804	22,487	17,279	63,684	19,972	49,478	21,376

Equity transactions:
Purchase payments received from contract owners (note 6)	26,909	20,099	97,893	22,524	130,243	38,396	180,809	63,765
Transfers between funds	52,134	71,978	71,194	42,345	150,843	64,417	296,864	71,840
Surrenders (note 6)	–	–	(18)	–	–	–	–	–
Death benefits (note 4)	–	–	–	(16,899)	–	–	(99)	–
Policy loans (net of repayments) (note 5)	–	–	(151)	(1,125)	–	(118)	(20,083)	(45)
Deductions for surrender charges (note 2d)	–	–	(1,115)	–	(712)	–	(259)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,078)	(2,353)	(51,575)	(19,385)	(38,117)	(11,979)	(74,444)	(23,726)
Asset charges (note 3)	(512)	(144)	(1,108)	(614)	(1,105)	(278)	(1,709)	(480)
Adjustments to maintain reserves	45	6	4	25	29	7	(370)	33

Net equity transactions	60,498	89,586	115,124	26,871	241,181	90,445	380,709	111,387

Net change in contract owners’ equity	71,285	97,390	137,611	44,150	304,865	110,417	430,187	132,763
Contract owners’ equity beginning of period	97,390	–	168,710	124,560	131,057	20,640	175,366	42,603

Contract owners’ equity end of period	$168,675	97,390	306,321	168,710	435,922	131,057	605,553	175,366

CHANGES IN UNITS:
Beginning units	7,834	–	13,160	10,994	7,986	1,612	12,790	3,774

Units purchased	5,871	8,044	13,258	5,381	14,765	7,234	32,026	10,959
Units redeemed	(1,389)	(210)	(4,932)	(3,215)	(2,111)	(860)	(6,560)	(1,943)

Ending units	12,316	7,834	21,486	13,160	20,640	7,986	38,256	12,790

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPGlInc3		FrVIPIncSec2		FrVIPRisDiv		FrVIPSCapV1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,669	314	338	–	1,245	444	3,364	1,837
Realized gain (loss) on investments	906	163	27	2	1,688	374	1,533	876
Change in unrealized gain (loss) on investments	3,379	1,110	(1,372)	22	(4,992)	4,612	(60,143)	14,618
Reinvested capital gains	–	–	63	–	706	179	25,739	7,726

Net increase (decrease) in contract owners’ equity resulting from operations	5,954	1,587	(944)	24	(1,353)	5,609	(29,507)	25,057

Equity transactions:
Purchase payments received from contract owners (note 6)	34,860	11,399	8,529	16	21,189	24,283	157,865	81,004
Transfers between funds	18,565	17,790	59,956	1,443	(3,913)	7,970	206,100	245,360
Surrenders (note 6)	–	–	–	–	(13)	–	(101)	(2)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	(57)	–	(129)
Deductions for surrender charges (note 2d)	(75)	–	(184)	–	(1,682)	–	(48)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,661)	(2,499)	(4,301)	(112)	(7,264)	(9,677)	(40,583)	(18,396)
Asset charges (note 3)	(294)	(61)	(135)	(1)	(262)	(197)	(1,571)	(673)
Adjustments to maintain reserves	19	15	(2)	21	8	14	(5)	5

Net equity transactions	43,414	26,644	63,863	1,367	8,063	22,336	321,657	307,169

Net change in contract owners’ equity	49,368	28,231	62,919	1,391	6,710	27,945	292,150	332,226
Contract owners’ equity beginning of period	34,298	6,067	1,391	–	48,356	20,411	351,774	19,548

Contract owners’ equity end of period	$83,666	34,298	64,310	1,391	55,066	48,356	643,924	351,774

CHANGES IN UNITS:
Beginning units	3,076	614	124	–	3,918	1,942	26,908	1,754

Units purchased	4,772	2,704	6,069	134	1,699	2,848	27,391	26,711
Units redeemed	(1,090)	(242)	(667)	(10)	(1,045)	(872)	(3,969)	(1,557)

Ending units	6,758	3,076	5,526	124	4,572	3,918	50,330	26,908

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspRMgCore		JAspIntGroS2		LBTShrtDBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$64	–	127	–	1,754	394	6,826	2,451
Realized gain (loss) on investments	351	–	3	–	8,346	221	485	10
Change in unrealized gain (loss) on investments	5,478	(1)	(808)	–	64,780	5,492	1,234	(41)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,893	(1)	(678)	–	74,880	6,107	8,545	2,420

Equity transactions:
Purchase payments received from contract owners (note 6)	6,064	–	–	–	166,724	9,563	121,452	34,256
Transfers between funds	53,806	390	39,215	–	476,309	45,908	196,054	54,510
Surrenders (note 6)	–	–	–	–	(20)	–	(1)	–
Death benefits (note 4)	–	–	–	–	(66)	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	(5,282)	–	(8,958)	–
Deductions for surrender charges (note 2d)	–	–	–	–	(239)	–	(900)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,254)	(20)	(62)	–	(49,578)	(3,346)	(40,468)	(8,915)
Asset charges (note 3)	(87)	–	(12)	–	(1,374)	(61)	(926)	(248)
Adjustments to maintain reserves	37	12	13	–	(88)	21	75	(7)

Net equity transactions	56,566	382	39,154	–	586,386	52,085	266,328	79,596

Net change in contract owners’ equity	62,459	381	38,476	–	661,266	58,192	274,873	82,016
Contract owners’ equity beginning of period	381	–	–	–	58,192	–	94,321	12,305

Contract owners’ equity end of period	$62,840	381	38,476	–	719,458	58,192	369,194	94,321

CHANGES IN UNITS:
Beginning units	36	–	–	–	5,004	–	8,916	1,212

Units purchased	4,570	38	3,835	–	47,468	5,329	29,160	8,586
Units redeemed	(256)	(2)	(7)	–	(4,166)	(325)	(4,766)	(882)

Ending units	4,350	36	3,828	–	48,306	5,004	33,310	8,916

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFIIntl		MFIBusOp		MFICapAp		MFICoreGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$170	–	–	–	–	–	–	–
Realized gain (loss) on investments	1	–	–	–	(1)	–	–	–
Change in unrealized gain (loss) on investments	(1,143)	–	–	–	(1,462)	–	–	–
Reinvested capital gains	950	–	–	–	1,814	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(22)	–	–	–	351	–	–	–

Equity transactions:
Purchase payments received from contract owners (note 6)	7,958	–	–	–	19,895	–	–	–
Transfers between funds	26,612	–	60,926	–	36,067	–	34,815	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44)	–	–	–	(108)	–	–	–
Asset charges (note 3)	(5)	–	–	–	(13)	–	–	–
Adjustments to maintain reserves	17	–	12	–	21	–	19	–

Net equity transactions	34,538	–	60,938	–	55,862	–	34,834	–

Net change in contract owners’ equity	34,516	–	60,938	–	56,213	–	34,834	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$34,516	–	60,938	–	56,213	–	34,834	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	3,329	–	6,272	–	5,690	–	3,248	–
Units redeemed	(5)	–	–	–	(12)	–	–	–

Ending units	3,324	–	6,272	–	5,678	–	3,248	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSInvGrSt		MFSValue		NVITAstAll2		NVITBnd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$8	–	1,132	208	4,692	332	2,780	–
Realized gain (loss) on investments	223	–	1,662	493	(66)	22	(19)	5
Change in unrealized gain (loss) on investments	47	118	5,614	5,622	(7,710)	(350)	(2,298)	8
Reinvested capital gains	–	–	1,938	588	17	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	278	118	10,346	6,911	(3,067)	4	463	13

Equity transactions:
Purchase payments received from contract owners (note 6)	3,140	3,051	47,749	21,217	47,020	18,831	14,469	320
Transfers between funds	(914)	212	237,569	67,679	221,942	2,296	39,954	946
Surrenders (note 6)	–	–	(1)	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	(328)	–
Policy loans (net of repayments) (note 5)	–	(55)	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(529)	–	(50)	–	(180)	–	(2)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,063)	(1,332)	(25,250)	(7,172)	(12,476)	(879)	(3,512)	(82)
Asset charges (note 3)	(17)	(9)	(816)	(192)	(314)	(12)	(100)	(1)
Adjustments to maintain reserves	20	(6)	14	3	13	8	15	5

Net equity transactions	637	1,861	259,215	81,535	256,005	20,244	50,496	1,188

Net change in contract owners’ equity	915	1,979	269,561	88,446	252,938	20,248	50,959	1,201
Contract owners’ equity beginning of period	2,254	275	95,232	6,786	20,248	–	1,201	–

Contract owners’ equity end of period	$3,169	2,254	364,793	95,232	273,186	20,248	52,160	1,201

CHANGES IN UNITS:
Beginning units	198	26	7,340	632	1,918	–	114	–

Units purchased	260	351	20,655	7,367	24,066	2,004	5,058	123
Units redeemed	(208)	(179)	(1,939)	(659)	(1,604)	(86)	(366)	(9)

Ending units	250	198	26,056	7,340	24,380	1,918	4,806	114

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlobGr2		NVITGroInc2		NVITGrowth2		NVITFHiInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,238	–	170	–	1,620	208	9,018	6,352
Realized gain (loss) on investments	565	26	(606)	–	6,735	166	61	(22)
Change in unrealized gain (loss) on investments	4,642	202	(291)	–	790	963	(5,726)	762
Reinvested capital gains	–	–	–	–	43	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,445	228	(727)	–	9,188	1,337	3,353	7,092

Equity transactions:
Purchase payments received from contract owners (note 6)	75,305	4,071	7,872	–	127,613	11,355	20,661	7,632
Transfers between funds	52,849	3,999	8,748	–	204,022	27,546	18,892	82,819
Surrenders (note 6)	–	–	–	–	(1)	–	–	(2)
Death benefits (note 4)	–	–	–	–	(64)	–	–	–
Policy loans (net of repayments) (note 5)	–	–	(71)	–	(5,285)	–	–	–
Deductions for surrender charges (note 2d)	(99)	–	–	–	(170)	–	(168)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,729)	(1,166)	(1,519)	–	(38,857)	(3,450)	(9,146)	(3,582)
Asset charges (note 3)	(377)	(7)	(17)	–	(768)	(47)	(285)	(158)
Adjustments to maintain reserves	45	9	38	–	(18)	11	(7)	20

Net equity transactions	105,994	6,906	15,051	–	286,472	35,415	29,947	86,729

Net change in contract owners’ equity	113,439	7,134	14,324	–	295,660	36,752	33,300	93,821
Contract owners’ equity beginning of period	7,134	–	–	–	36,752	–	101,284	7,463

Contract owners’ equity end of period	$120,573	7,134	14,324	–	332,412	36,752	134,584	101,284

CHANGES IN UNITS:
Beginning units	658	–	–	–	3,546	–	8,688	708

Units purchased	11,026	771	2,428	–	29,109	3,894	3,303	8,318
Units redeemed	(1,960)	(113)	(980)	–	(3,993)	(348)	(801)	(338)

Ending units	9,724	658	1,448	–	28,662	3,546	11,190	8,688

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITGlHlth3		NVITGlTech3		NVITGvtBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,884	542	76	–	–	–	12,467	3,042
Realized gain (loss) on investments	4,238	842	4,509	(239)	19,788	144	263	(438)
Change in unrealized gain (loss) on investments	93,877	33,586	4,359	495	3,152	4,059	6,621	(189)
Reinvested capital gains	33,788	651	1,894	–	–	–	–	397

Net increase (decrease) in contract owners’ equity resulting from operations	134,787	35,621	10,838	256	22,940	4,203	19,351	2,812

Equity transactions:
Purchase payments received from contract owners (note 6)	156,881	27,864	39,451	42,146	64,622	41,252	148,578	48,104
Transfers between funds	221,052	141,457	(47,869)	35,993	(43,242)	37,632	235,771	76,859
Surrenders (note 6)	–	–	–	–	–	–	(3)	–
Death benefits (note 4)	(18)	–	–	–	–	–	(302)	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	(13,934)	–
Deductions for surrender charges (note 2d)	(776)	–	(62)	–	(12)	–	(819)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,620)	(14,645)	(9,297)	(6,079)	(11,344)	(4,753)	(57,564)	(14,459)
Asset charges (note 3)	(1,542)	(371)	(397)	(199)	(529)	(197)	(1,208)	(284)
Adjustments to maintain reserves	106	20	(5)	8	24	9	6	9

Net equity transactions	321,083	154,325	(18,179)	71,869	9,519	73,943	310,525	110,229

Net change in contract owners’ equity	455,870	189,946	(7,341)	72,125	32,459	78,146	329,876	113,041
Contract owners’ equity beginning of period	196,748	6,802	80,117	7,992	90,414	12,268	131,935	18,894

Contract owners’ equity end of period	$652,618	196,748	72,776	80,117	122,873	90,414	461,811	131,935

CHANGES IN UNITS:
Beginning units	10,796	510	7,262	744	6,608	996	12,406	1,836

Units purchased	16,339	11,258	3,346	7,100	6,046	6,006	34,961	11,983
Units redeemed	(2,531)	(972)	(4,782)	(582)	(5,182)	(394)	(6,843)	(1,413)

Ending units	24,604	10,796	5,826	7,262	7,472	6,608	40,524	12,406

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntIdx6		NVITIntVal3		NVITIDAgg2		NVITIDCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,078	532	14,926	4,304	4,439	707	441	127
Realized gain (loss) on investments	718	29	7,644	4,031	3,371	256	24	(8)
Change in unrealized gain (loss) on investments	10,320	416	(57,547)	23,428	(9,343)	1,868	(143)	91
Reinvested capital gains	233	–	40,396	13,146	5,009	210	284	32

Net increase (decrease) in contract owners’ equity resulting from operations	13,349	977	5,419	44,909	3,476	3,041	606	242

Equity transactions:
Purchase payments received from contract owners (note 6)	11,757	2,915	269,124	154,752	158,083	34,504	7,141	1,959
Transfers between funds	77,399	79,015	290,058	204,217	203,411	40,540	3,182	6,167
Surrenders (note 6)	(1)	–	(87)	–	(72)	–	–	–
Death benefits (note 4)	–	–	(130)	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	(18,563)	(23)	(2,505)	–	–	(265)
Deductions for surrender charges (note 2d)	(53)	–	(841)	–	(5,494)	–	(52)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,514)	(463)	(94,826)	(33,629)	(86,070)	(15,440)	(3,551)	(2,065)
Asset charges (note 3)	(366)	(27)	(2,872)	(1,045)	(1,020)	(106)	(70)	(22)
Adjustments to maintain reserves	(11)	29	(320)	18	11	8	5	9

Net equity transactions	82,211	81,469	441,543	324,290	266,344	59,506	6,655	5,783

Net change in contract owners’ equity	95,560	82,446	446,962	369,199	269,820	62,547	7,261	6,025
Contract owners’ equity beginning of period	82,446	–	425,978	56,779	66,644	4,097	7,413	1,388

Contract owners’ equity end of period	$178,006	82,446	872,940	425,978	336,464	66,644	14,674	7,413

CHANGES IN UNITS:
Beginning units	7,512	–	30,304	4,958	5,178	372	674	134

Units purchased	7,882	7,558	46,347	28,045	26,477	6,100	915	762
Units redeemed	(582)	(46)	(16,319)	(2,699)	(6,983)	(1,294)	(323)	(222)

Ending units	14,812	7,512	60,332	30,304	24,672	5,178	1,266	674

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDMod2		NVITIDModAg2		NVITIDModCon2		NVITMdCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$18,207	3,101	38,361	10,279	310	100	–	–
Realized gain (loss) on investments	3,734	1,001	13,635	3,415	177	35	17,434	3,062
Change in unrealized gain (loss) on investments	(770)	4,657	(11,916)	28,362	(264)	97	53,066	24,014
Reinvested capital gains	10,099	597	30,732	3,912	222	23	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	31,270	9,356	70,812	45,968	445	255	70,500	27,076

Equity transactions:
Purchase payments received from contract owners (note 6)	159,629	55,977	785,459	419,170	11,378	3,070	245,313	93,146
Transfers between funds	391,021	150,054	796,569	321,637	3,592	2,702	208,971	641,682
Surrenders (note 6)	(31)	–	–	–	–	–	–	(1)
Death benefits (note 4)	–	–	–	–	–	–	(159)	–
Policy loans (net of repayments) (note 5)	–	(82)	(31,473)	–	–	–	(36,392)	–
Deductions for surrender charges (note 2d)	(1,941)	–	(7,580)	–	–	–	(464)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,478)	(13,363)	(283,309)	(84,982)	(8,717)	(1,432)	(97,946)	(29,588)
Asset charges (note 3)	(2,708)	(485)	(7,262)	(1,564)	(57)	(17)	(3,833)	(1,137)
Adjustments to maintain reserves	3	15	46	(1)	11	11	(277)	10

Net equity transactions	470,495	192,116	1,252,450	654,260	6,207	4,334	315,213	704,112

Net change in contract owners’ equity	501,765	201,472	1,323,262	700,228	6,652	4,589	385,713	731,188
Contract owners’ equity beginning of period	239,839	38,367	744,167	43,939	6,818	2,229	746,308	15,120

Contract owners’ equity end of period	$741,604	239,839	2,067,429	744,167	13,470	6,818	1,132,021	746,308

CHANGES IN UNITS:
Beginning units	20,210	3,600	59,678	4,036	598	212	60,450	1,346

Units purchased	46,200	18,798	122,142	63,525	1,257	518	38,460	61,689
Units redeemed	(7,266)	(2,188)	(25,630)	(7,883)	(739)	(132)	(14,800)	(2,585)

Ending units	59,144	20,210	156,190	59,678	1,116	598	84,110	60,450

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmCapGr		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,554	762	50,424	30,482	–	–	1,689	258
Realized gain (loss) on investments	779	224	–	–	672	210	(358)	(180)
Change in unrealized gain (loss) on investments	(1,741)	3,420	–	–	2,843	826	(33,152)	1,988
Reinvested capital gains	4,668	766	–	–	–	–	20,363	5,199

Net increase (decrease) in contract owners’ equity resulting from operations	6,260	5,172	50,424	30,482	3,515	1,036	(11,458)	7,265

Equity transactions:
Purchase payments received from contract owners (note 6)	97,355	51,291	12,251,972	9,523,791	30,615	15,020	67,701	31,009
Transfers between funds	131,651	36,603	(10,843,247)	(8,657,334)	(1,207)	3,431	30,706	14,359
Surrenders (note 6)	(1)	(1)	(3,909)	(150,442)	–	–	–	–
Death benefits (note 4)	–	(307)	(66)	(54,810)	–	–	–	–
Policy loans (net of repayments) (note 5)	(2)	(64)	(69,911)	(32)	–	(32)	–	–
Deductions for surrender charges (note 2d)	(160)	–	(1,526)	–	(15)	–	(223)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,412)	(11,349)	(379,878)	(224,588)	(8,347)	(4,298)	(15,454)	(7,474)
Asset charges (note 3)	(904)	(307)	(8,778)	(4,718)	(228)	(121)	(550)	(216)
Adjustments to maintain reserves	(14)	29	2,131	–	6	7	(6)	2

Net equity transactions	199,513	75,895	946,788	431,867	20,824	14,007	82,174	37,680

Net change in contract owners’ equity	205,773	81,067	997,212	462,349	24,339	15,043	70,716	44,945
Contract owners’ equity beginning of period	107,450	26,383	967,332	504,983	36,737	21,694	73,767	28,822

Contract owners’ equity end of period	$313,223	107,450	1,964,544	967,332	61,076	36,737	144,483	73,767

CHANGES IN UNITS:
Beginning units	8,502	2,294	90,136	49,186	3,170	1,932	5,826	2,670

Units purchased	16,695	7,207	1,137,507	921,305	2,863	1,796	7,702	3,835
Units redeemed	(2,155)	(999)	(1,052,959)	(880,355)	(1,231)	(558)	(1,272)	(679)

Ending units	23,042	8,502	174,684	90,136	4,802	3,170	12,256	5,826

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp		NVITNWFund		NVITUSGro		NVITVKVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$155	69	8,794	3,120	–	13	10,407	4,388
Realized gain (loss) on investments	1,705	(26)	12,682	907	634	(113)	16,820	1,172
Change in unrealized gain (loss) on investments	(17,074)	2,858	(9,693)	38,569	4,460	256	(85,364)	17,066
Reinvested capital gains	12,366	543	35,241	–	–	29	31,774	13,301

Net increase (decrease) in contract owners’ equity resulting from operations	(2,848)	3,444	47,024	42,596	5,094	185	(26,363)	35,927

Equity transactions:
Purchase payments received from contract owners (note 6)	74,139	24,171	240,026	50,305	29,732	2,348	297,781	172,552
Transfers between funds	53,658	37,166	396,741	456,562	17,899	5,644	142,166	185,678
Surrenders (note 6)	–	(1)	–	–	–	–	–	–
Death benefits (note 4)	–	–	(322)	–	–	–	(258)	–
Policy loans (net of repayments) (note 5)	(264)	–	(29,127)	–	–	–	(18,569)	–
Deductions for surrender charges (note 2d)	(301)	–	(502)	–	(217)	–	(1,221)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,963)	(7,750)	(99,964)	(24,718)	(5,886)	(879)	(94,873)	(39,802)
Asset charges (note 3)	(504)	(161)	(2,768)	(720)	(151)	(16)	(2,683)	(1,071)
Adjustments to maintain reserves	(60)	(8)	(621)	23	(10)	11	(482)	14

Net equity transactions	102,705	53,417	503,463	481,452	41,367	7,108	321,861	317,371

Net change in contract owners’ equity	99,857	56,861	550,487	524,048	46,461	7,293	295,498	353,298
Contract owners’ equity beginning of period	63,973	7,112	532,628	8,580	8,525	1,232	400,229	46,931

Contract owners’ equity end of period	$163,830	63,973	1,083,115	532,628	54,986	8,525	695,727	400,229

CHANGES IN UNITS:
Beginning units	4,962	618	43,158	790	722	104	32,492	4,416

Units purchased	10,578	4,996	48,130	44,567	3,552	696	47,247	31,667
Units redeemed	(3,098)	(652)	(10,162)	(2,199)	(472)	(78)	(21,977)	(3,591)

Ending units	12,442	4,962	81,126	43,158	3,802	722	57,762	32,492

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMltSec		NBTAFasc		NBTAInt		NBTARegS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,782	2,821	–	–	11,284	351	581	394
Realized gain (loss) on investments	53	(18)	167	53	10,104	2,625	227	5
Change in unrealized gain (loss) on investments	516	94	(1,047)	(632)	(70,160)	16,303	(296)	2,476
Reinvested capital gains	5	129	190	113	38,939	1,285	3,772	5,462

Net increase (decrease) in contract owners’ equity resulting from operations	5,356	3,026	(690)	(466)	(9,833)	20,564	4,284	8,337

Equity transactions:
Purchase payments received from contract owners (note 6)	26,531	20,039	10,471	5,426	225,378	60,098	28,622	5,716
Transfers between funds	37,563	8,781	7,405	(11,756)	426,824	113,411	106,946	107,220
Surrenders (note 6)	–	–	–	–	–	–	(72)	–
Death benefits (note 4)	–	–	(7)	–	(188)	–	–	–
Policy loans (net of repayments) (note 5)	–	(95)	–	–	(26,498)	(27)	(242)	–
Deductions for surrender charges (note 2d)	–	–	(999)	–	(399)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,775)	(4,046)	(3,673)	(2,045)	(83,962)	(22,523)	(7,783)	(3,143)
Asset charges (note 3)	(428)	(231)	(111)	(65)	(1,732)	(466)	(345)	(159)
Adjustments to maintain reserves	11	1	10	(11)	(727)	72	14	(2)

Net equity transactions	55,902	24,449	13,096	(8,451)	538,696	150,565	127,140	109,632

Net change in contract owners’ equity	61,258	27,475	12,406	(8,917)	528,863	171,129	131,424	117,969
Contract owners’ equity beginning of period	82,053	54,578	14,667	23,584	187,767	16,638	118,505	536

Contract owners’ equity end of period	$143,311	82,053	27,073	14,667	716,630	187,767	249,929	118,505

CHANGES IN UNITS:
Beginning units	7,652	5,336	1,320	2,234	12,944	1,416	9,160	46

Units purchased	5,871	2,737	1,518	1,365	42,330	13,279	10,224	9,388
Units redeemed	(749)	(421)	(414)	(2,279)	(7,410)	(1,751)	(638)	(274)

Ending units	12,774	7,652	2,424	1,320	47,864	12,944	18,746	9,160

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTSocRes		OppCapAp		OppGlSec3		OppHighInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$497	113	571	222	2,170	446	–	–
Realized gain (loss) on investments	15,889	1,131	28,176	414	1,614	1,055	(57)	–
Change in unrealized gain (loss) on investments	3,827	14,694	7,346	8,126	(2,208)	10,364	(298)	–
Reinvested capital gains	1,871	800	–	–	7,900	2,333	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,084	16,738	36,093	8,762	9,476	14,198	(355)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	310,401	57,656	150,259	104,258	143,655	53,873	11,710	–
Transfers between funds	760,590	151,431	(122,865)	105,642	96,249	61,192	10,821	–
Surrenders (note 6)	–	–	–	–	(1)	(1)	–	–
Death benefits (note 4)	(358)	–	–	(358)	(18)	(932)	–	–
Policy loans (net of repayments) (note 5)	(34,350)	–	(3)	–	(160)	–	–	–
Deductions for surrender charges (note 2d)	(609)	–	(226)	–	(1,282)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(108,872)	(25,304)	(41,477)	(16,878)	(42,070)	(17,122)	(3,660)	–
Asset charges (note 3)	(2,399)	(506)	(1,343)	(568)	(1,151)	(474)	(34)	–
Adjustments to maintain reserves	(457)	(6)	19	(9)	28	11	9	–

Net equity transactions	923,946	183,271	(15,636)	192,087	195,250	96,547	18,846	–

Net change in contract owners’ equity	946,030	200,009	20,457	200,849	204,726	110,745	18,491	–
Contract owners’ equity beginning of period	212,194	12,185	225,426	24,577	145,959	35,214	–	–

Contract owners’ equity end of period	$1,158,224	212,194	245,883	225,426	350,685	145,959	18,491	–

CHANGES IN UNITS:
Beginning units	16,878	1,102	19,526	2,298	10,284	2,920	–	–

Units purchased	79,764	17,980	14,648	18,850	15,917	8,964	2,292	–
Units redeemed	(11,034)	(2,204)	(15,516)	(1,622)	(2,965)	(1,600)	(378)	–

Ending units	85,608	16,878	18,658	19,526	23,236	10,284	1,914	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppHighInc		OppMStSCap		OppMSt		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,075	379	549	48	3,796	1,501	317	236
Realized gain (loss) on investments	(113)	(22)	1,241	726	24,628	2,948	4,313	186
Change in unrealized gain (loss) on investments	(1,011)	308	(22,900)	4,818	(19,280)	24,881	21,326	5,716
Reinvested capital gains	–	–	5,851	956	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(49)	665	(15,259)	6,548	9,144	29,330	25,956	6,138

Equity transactions:
Purchase payments received from contract owners (note 6)	3,360	3,480	174,244	55,786	271,023	124,462	124,815	70,174
Transfers between funds	2,899	3,515	198,734	73,112	219,065	207,302	167,385	42,901
Surrenders (note 6)	–	–	–	(1)	(19)	–	–	–
Death benefits (note 4)	–	–	(62)	–	(316)	–	(24)	–
Policy loans (net of repayments) (note 5)	–	–	(7,954)	–	(26,680)	(192)	(7,939)	(131)
Deductions for surrender charges (note 2d)	(67)	–	(237)	–	(1,847)	–	(120)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,029)	(1,665)	(53,394)	(14,087)	(96,309)	(38,083)	(47,549)	(12,707)
Asset charges (note 3)	(83)	(36)	(1,293)	(312)	(2,486)	(919)	(1,287)	(301)
Adjustments to maintain reserves	3	13	(173)	5	(458)	(4)	(47)	(25)

Net equity transactions	2,083	5,307	309,865	114,503	361,973	292,566	235,234	99,911

Net change in contract owners’ equity	2,034	5,972	294,606	121,051	371,117	321,896	261,190	106,049
Contract owners’ equity beginning of period	10,392	4,420	126,173	5,122	369,612	47,716	123,655	17,606

Contract owners’ equity end of period	$12,426	10,392	420,779	126,173	740,729	369,612	384,845	123,655

CHANGES IN UNITS:
Beginning units	924	430	9,596	448	29,914	4,442	9,996	1,556

Units purchased	796	653	27,402	10,308	46,701	28,882	21,939	9,576
Units redeemed	(614)	(159)	(4,604)	(1,160)	(19,205)	(3,410)	(4,279)	(1,136)

Ending units	1,106	924	32,394	9,596	57,410	29,914	27,656	9,996

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		VKUCorPlus		VKUUSRE
Investment activity:	2007	20061	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,884	493	94	2	7,356	4,398	4,042	1,308
Realized gain (loss) on investments	2,920	375	2	–	(38)	(308)	3,102	1,151
Change in unrealized gain (loss) on investments	(12,963)	3,430	44	(1)	4,500	(284)	(142,213)	24,106
Reinvested capital gains	9,059	1,548	–	–	–	584	31,565	7,854

Net increase (decrease) in contract owners’ equity resulting from operations	900	5,846	140	1	11,818	4,390	(103,504)	34,419

Equity transactions:
Purchase payments received from contract owners (note 6)	74,137	32,065	2,124	299	87,506	19,287	263,102	80,291
Transfers between funds	68,971	28,742	2,397	754	177,984	123,646	268,955	101,352
Surrenders (note 6)	(2)	–	–	–	–	–	–	(1)
Death benefits (note 4)	–	–	–	–	(234)	–	(13)	–
Policy loans (net of repayments) (note 5)	(608)	–	–	–	(10,591)	–	(341)	(49)
Deductions for surrender charges (note 2d)	(71)	–	–	–	(346)	–	(450)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,572)	(8,657)	(538)	(29)	(35,104)	(9,916)	(68,322)	(20,361)
Asset charges (note 3)	(642)	(169)	(14)	(1)	(797)	(269)	(1,908)	(580)
Adjustments to maintain reserves	(2)	9	25	8	23	(2)	41	14

Net equity transactions	118,211	51,990	3,994	1,031	218,441	132,746	461,064	160,666

Net change in contract owners’ equity	119,111	57,836	4,134	1,032	230,259	137,136	357,560	195,085
Contract owners’ equity beginning of period	66,282	8,446	1,032	–	142,254	5,118	226,788	31,703

Contract owners’ equity end of period	$185,393	66,282	5,166	1,032	372,513	142,254	584,348	226,788

CHANGES IN UNITS:
Beginning units	5,252	794	98	–	13,182	492	13,494	2,604

Units purchased	11,480	5,224	420	101	23,881	13,655	33,889	12,325
Units redeemed	(2,474)	(766)	(52)	(3)	(4,329)	(965)	(5,457)	(1,435)

Ending units	14,258	5,252	466	98	32,734	13,182	41,926	13,494

See accompanying notes to financial statements

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company currently offers two flexible premium variable life insurance policies through the Account: Nationwide® Options Select and Nationwide MarathonSM VUL. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the M Fund, Inc.;

M Fund, Inc. – Brandes International Equity Fund (MFIIntl)

M Fund, Inc. – Business Opportunity Value Fund (MFIBusOp)

M Fund, Inc. – Frontier Capital Appreciation Fund (MFICapAp)

M Fund, Inc. – Turner Core Growth Fund (MFICoreGro)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Value Series – Initial Class (MFSValue)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)*

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

At December 31, 2007, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes. The Company may, at its sole discretion, reduce this sales loading.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $872,514 and $548,804, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Administrative Charges

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed by liquidating units at the time of the transaction.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. These charges are assessed against each contract by liquidating units.

For Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of specified amount. The maximum guaranteed charge is $0.20 per $1,000 of specified amount. For Nationwide MarathonSM VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of specified amount. The maximum guaranteed charge is $0.20 per $1,000 of specified amount. These charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are deducted by liquidating units.

(3)	Asset Charges

For both Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company deducts a monthly mortality and expense risk charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

For Nationwide® Options Select contracts, in policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

For Nationwide MarathonSM VUL contracts, in policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value and 0.10% on the next $225,000 of variable cash value. There is no charge for variable cash value in excess of $250,000.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, in policy years 21 and later, the Company does not deduct mortality and expense risk charges on variable account values.

These charges are assessed against the contract monthly by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $58,279 and $3,688, respectively, and total transfers from the Account to the fixed account were $521,538 and $225,459, respectively.

Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the two year period ended December 31, 2007 and for the period May 13, 2005 (commencement of operations) through December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Value Fund – Series I
2007	0.00%	7,730	$12.310539	$95,160	0.72%	1.54%
2006	0.00%	5,238	12.123351	63,502	0.49%	13.20%
2005	0.00%	2,758	10.709293	29,536	0.12%	7.09% 0	1/18/05
AIM VIF – Capital Appreciation Fund – Series I
2007	0.00%	1,938	13.191695	25,566	0.00%	12.01%
2006	0.00%	1,318	11.776847	15,522	0.07%	6.30%
2005	0.00%	418	11.078867	4,631	0.12%	10.79% 0	1/18/05
AIM VIF – Capital Development Fund – Series I
2007	0.00%	2,714	14.321990	38,870	0.00%	10.84%
2006	0.00%	1,520	12.920789	19,640	0.00%	16.52%
2005	0.00%	178	11.088904	1,974	0.00%	10.89% 0	1/18/05
American Century VP – Inflation Protection Fund – Class II
2007	0.00%	3,362	11.297046	37,981	4.44%	9.49%
2006	0.00%	2,262	10.317483	23,338	2.67%	1.59%
2005	0.00%	260	10.156270	2,641	2.08%	1.56%
American Century VP – International Fund – Class III
2007	0.00%	352	17.230511	6,065	0.00%	18.06%
American Century VP – Mid Cap Value Fund – Class I
2007	0.00%	16,400	13.306496	218,227	0.88%	-2.31%
2006	0.00%	5,692	13.620466	77,528	099%	20.30%
2005	0.00%	1,594	11.322176	18,048	1.17%	13.22% 0	5/02/05
American Century VP – Ultra® Fund – Class I
2007	0.00%	4,394	12.174342	53,494	0.00%	21.02%
2006	0.00%	3,536	10.060123	35,573	0.00%	-3.28%
2005	0.00%	2,682	10.400804	27,895	0.00%	4.01% 0	1/18/05
American Century VP – Value Fund – Class I
2007	0.00%	65,490	12.000449	785,909	1.35%	-5.14%
2006	0.00%	37,198	12.650434	470,571	1.44%	18.65%
2005	0.00%	2,654	10.661727	28,296	0.00%	6.62% 0	1/18/05
American Century VP – VistaSM Fund – Class I
2007	0.00%	5,864	17.466180	102,422	0.00%	39.77%
2006	0.00%	1,306	12.496264	16,320	0.00%	9.01%
2005	0.00%	924	11.463606	10,592	0.00%	14.64% 0	5/02/05
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.00%	19,302	12.583781	242,892	0.26%	-0.65%
2006	0.00%	7,178	12.666664	90,921	0.27%	14.41%
2005	0.00%	1,838	11.071201	20,349	0.00%	10.71% 0	1/18/05
Dreyfus Stock Index Fund, Inc – Initial Shares
2007	0.00%	80,552	12.889762	1,038,296	1.83%	5.26%
2006	0.00%	50,022	12.246198	612,579	2.21%	15.50%
2005	0.00%	5,084	10.602989	53,906	1.35%	6.03% 0	1/18/05
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.00%	5,014	13.083574	65,601	1.58%	7.13%
2006	0.00%	7,528	12.212508	91,936	1.45%	16.48%
2005	0.00%	970	10.484934	10,170	0.00%	4.85% 0	1/18/05
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.00%	2,496	10.240958	25,561	0.12%	-1.48%
2006	0.00%	130	10.395256	1,351	0.00%	3.95% 0	5/01/06

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.00%	2,514	$11.108998	$27,928	3.46%	5.38%
2006	0.00%	1,178	10.541505	12,418	3.56%	4.15%
2005	0.00%	536	10.121073	5,425	0.00%	1.21% 0	1/18/05
Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.00%	31,088	13.060141	406,014	2.40%	1.42%
2006	0.00%	13,380	12.877569	172,302	3.78%	20.08%
2005	0.00%	2,668	10.724223	28,612	0.00%	7.24% 0	1/18/05
Fidelity® VIP – Growth Portfolio – Service Class
2007	0.00%	97,194	14.583722	1,417,450	0.57%	26.87%
2006	0.00%	77,220	11.495023	887,646	0.02%	6.73%
2005	0.00%	822	10.769983	8,853	0.00%	7.70% 0	1/18/05
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.00%	89,282	17.283296	1,543,087	3.21%	17.23%
2006	0.00%	71,092	14.743687	1,048,158	0.16%	17.95%
2005	0.00%	5,016	12.499996	62,700	0.00%	25.00% 0	5/02/05
Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.00%	173,746	15.508728	2,694,579	1.01%	17.51%
2006	0.00%	115,588	13.198045	1,525,536	1.30%	11.59%
2005	0.00%	10,312	11.827342	121,964	0.00%	18.27% 0	1/18/05
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.00%	72,418	11.078504	802,283	2.16%	4.21%
2006	0.00%	19,280	10.630812	204,962	1.83%	4.30%
2005	0.00%	4,492	10.192547	45,785	0.00%	1.93% 0	1/18/05
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.00%	69,056	15.677232	1,082,607	0.74%	15.49%
2006	0.00%	45,078	13.574900	611,929	0.08%	12.59%
2005	0.00%	5,094	12.056903	61,418	0.00%	20.57% 0	1/18/05
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.00%	2,576	13.212045	34,034	0.87%	5.60%
2006	0.00%	1,874	12.511424	23,446	0.03%	16.20%
2005	0.00%	42	10.767426	452	0.00%	7.67% 0	1/18/05
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.00%	16,830	22.953063	386,300	0.22%	45.64%
2006	0.00%	2,250	15.759845	35,460	1.16%	16.62%
2005	0.00%	464	13.514321	6,271	0.67%	35.14% 0	5/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.00%	2,212	12.888793	28,510	2.89%	8.65%
2006	0.00%	1,676	11.863160	19,883	1.74%	9.78%
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.00%	12,316	13.695591	168,675	2.80%	10.17%
2006	0.00%	7,834	12.431698	97,390	1.80%	11.81%
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.00%	21,486	14.256765	306,321	2.61%	11.21%
2006	0.00%	13,160	12.819894	168,710	1.83%	13.15%
2005	0.00%	10,994	11.329788	124,560	0.55%	13.30% 0	5/02/05
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.00%	20,640	21.120230	435,922	2.02%	28.70%
2006	0.00%	7,986	16.410826	131,057	0.79%	28.17%
2005	0.00%	1,612	12.804274	20,640	0.01%	28.04% 0	5/02/05
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.00%	38,256	15.828965	605,553	1.79%	15.45%
2006	0.00%	12,790	13.711150	175,366	1.34%	21.46%
2005	0.00%	3,774	11.288544	42,603	0.00%	12.89% 0	5/02/05
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.00%	6,758	12.380292	83,666	2.88%	11.03%
2006	0.00%	3,076	11.150160	34,298	2.34%	12.84%
2005	0.00%	614	9.881172	6,067	0.00%	-1.19%	05/02/05

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.00%	5,526	$11.637657	$64,310	1.27%	3.76%
2006	0.00%	124	11.216304	1,391	0.00%	12.16% 0	5/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.00%	4,572	12.044130	55,066	2.39%	-2.41%
2006	0.00%	3,918	12.342050	48,356	1.26%	17.43%
2005	0.00%	1,942	10.510323	20,411	0.00%	5.10% 0	1/18/05
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.00%	50,330	12.794049	643,924	0.69%	-2.14%
2006	0.00%	26,908	13.073214	351,774	0.84%	17.30%
2005	0.00%	1,754	11.144808	19,548	0.00%	11.45% 0	1/18/05
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.00%	3,170	11.588975	36,737	0.00%	3.21%
2005	0.00%	1,932	11.228805	21,694	0.00%	12.29% 0	1/18/05
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.00%	4,350	14.445945	62,840	0.33%	36.63%
2006	0.00%	36	10.572707	381	0.07%	5.73% 0	5/01/06
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.00%	3,828	10.051308	38,476	1.93%	0.51% 0	5/01/07
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.00%	48,306	14.893765	719,458	0.53%	28.07%
2006	0.00%	5,004	11.629148	58,192	1.29%	16.29% 0	5/01/06
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.00%	33,310	11.083576	369,194	3.57%	4.77%
2006	0.00%	8,916	10.578811	94,321	5.15%	4.20%
2005	0.00%	1,212	10.152239	12,305	1.21%	1.52% 0	1/18/05
M Fund, Inc – Brandes International Equity Fund
2007	0.00%	3,324	10.383840	34,516	1.47%	3.84% 0	9/18/07
M Fund, Inc – Business Opportunity Value Fund
2007	0.00%	6,272	9.715909	60,938	0.00%	-2.84% 0	9/18/07
M Fund, Inc – Frontier Capital Appreciation Fund
2007	0.00%	5,678	9.900064	56,213	0.00%	-1.00% 0	9/18/07
M Fund, Inc – Turner Core Growth Fund
2007	0.00%	3,248	10.724819	34,834	0.00%	7.25% 0	9/18/07
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.00%	250	12.677102	3,169	0.29%	11.36%
2006	0.00%	198	11.384079	2,254	0.00%	7.58%
2005	0.00%	26	10.582381	275	0.00%	5.82% 0	1/18/05
MFS VIT – Value Series – Initial Class
2007	0.00%	26,056	14.0.00352	364,793	0.50%	7.91%
2006	0.00%	7,340	12.974380	95,232	0.54%	20.84%
2005	0.00%	632	10.736776	6,786	0.00%	7.37% 0	1/18/05
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.00%	24,380	11.205324	273,186	7.29%	6.14%
2006	0.00%	1,918	10.556998	20,248	5.77%	5.57% 0	5/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.00%	4,806	10.853118	52,160	12.10%	2.98%
2006	0.00%	114	10.538858	1,201	0.00%	5.39% 0	5/01/06
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.00%	9,724	12.399481	120,573	3.48%	14.36%
2006	0.00%	658	10.842096	7,134	0.00%	8.42% 0	5/01/06
Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.00%	1,448	9.892316	14,324	0.72%	-1.08% 0	5/01/07
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.00%	28,662	11.597638	332,412	1.18%	11.90%
2006	0.00%	3,546	10.364424	36,752	0.91%	3.64% 0	5/01/06

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	11,190	$12.027193	$134,584	7.70%	3.17%
2006	0.00%	8,688	11.657910	101,284	8.64%	10.60%
2005	0.00%	708	10.540776	7,463	4.67%	5.41% 0	5/02/05
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.00%	24,604	26.524857	652,618	0.75%	45.55%
2006	0.00%	10,796	18.224168	196,748	0.61%	36.64%
2005	0.00%	510	13.336908	6,802	0.06%	33.37% 0	5/02/05
Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.00%	5,826	12.491648	72,776	0.08%	13.23%
2006	0.00%	7,262	11.032385	80,117	0.00%	2.70%
2005	0.00%	744	10.742057	7,992	0.00%	7.42% 0	5/02/05
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.00%	7,472	16.444438	122,873	0.00%	20.19%
2006	0.00%	6,608	13.682536	90,414	0.00%	11.08%
2005	0.00%	996	12.317458	12,268	0.00%	23.17% 0	5/02/05
Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	40,524	11.395982	461,811	5.07%	7.16%
2006	0.00%	12,406	10.634744	131,935	5.11%	3.34%
2005	0.00%	1,836	10.290913	18,894	2.67%	2.91% 0	1/18/05
Nationwide VIT – International Index Fund – Class VI
2007	0.00%	14,812	12.017667	178,006	1.65%	9.50%
2006	0.00%	7,512	10.975279	82,446	2.29%	9.75% 0	5/01/06
Nationwide VIT – International Value Fund – Class III
2007	0.00%	60,332	14.468946	872,940	2.26%	2.93%
2006	0.00%	30,304	14.056822	425,978	1.95%	22.75%
2005	0.00%	4,958	11.451970	56,779	0.68%	14.52% 0	5/02/05
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	24,672	13.637494	336,464	2.19%	5.96%
2006	0.00%	5,178	12.870621	66,644	3.64%	16.87%
2005	0.00%	372	11.012968	4,097	1.96%	10.13% 0	1/18/05
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.00%	1,266	11.590847	14,674	3.73%	5.38%
2006	0.00%	674	10.998997	7,413	3.38%	6.16%
2005	0.00%	134	10.360404	1,388	2.01%	3.60% 0	1/18/05
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	59,144	12.538964	741,604	3.09%	5.66%
2006	0.00%	20,210	11.867343	239,839	3.44%	11.35%
2005	0.00%	3,600	10.657424	38,367	1.47%	6.57% 0	1/18/05
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	156,190	13.236630	2,067,429	2.50%	6.15%
2006	0.00%	59,678	12.469697	744,167	3.33%	14.54%
2005	0.00%	4,036	10.886732	43,939	2.97%	8.87% 0	1/18/05
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	1,116	12.069809	13,470	3.34%	5.86%
2006	0.00%	598	11.401762	6,818	3.45%	8.42%
2005	0.00%	212	10.516039	2,229	0.54%	5.16% 0	1/18/05
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	84,110	13.458816	1,132,021	0.00%	9.01%
2006	0.00%	60,450	12.345868	746,308	0.00%	9.91%
2005	0.00%	1,346	11.232927	15,120	0.00%	12.33% 0	1/18/05
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.00%	23,042	13.593553	313,223	1.42%	7.56%
2006	0.00%	8,502	12.638155	107,450	1.29%	9.89%
2005	0.00%	2,294	11.500795	26,383	0.72%	15.01% 0	1/18/05
Nationwide VIT – Money Market Fund – Class I
2007	0.00%	174,684	11.246272	1,964,544	4.75%	4.79%
2006	0.00%	90,136	10.731921	967,332	4.18%	4.53%
2005	0.00%	49,186	10.266806	504,983	1.71%	2.67%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.00%	4,802	$12.718919	$61,076	0.00%	9.75%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.00%	12,256	11.788779	144,483	1.35%	-6.89%
2006	0.00%	5,826	12.661605	73,767	0.52%	17.29%
2005	0.00%	2,670	10.794811	28,822	0.13%	7.95% 0	1/18/05
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.00%	12,442	13.167514	163,830	0.16%	2.13%
2006	0.00%	4,962	12.892586	63,973	0.22%	12.04%
2005	0.00%	618	11.507293	7,112	0.00%	15.07% 0	1/18/05
Nationwide VIT – Nationwide Fund – Class I
2007	0.00%	81,126	13.351018	1,083,115	1.16%	8.18%
2006	0.00%	43,158	12.341341	532,628	1.61%	13.63%
2005	0.00%	790	10.861219	8,580	0.55%	8.61% 0	1/18/05
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.00%	3,802	14.462452	54,986	0.00%	22.49%
2006	0.00%	722	11.807452	8,525	0.41%	-0.29%
2005	0.00%	104	11.841567	1,232	0.00%	18.42% 0	5/02/05
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.00%	57,762	12.044718	695,727	1.82%	-2.22%
2006	0.00%	32,492	12.317759	400,229	2.03%	15.91%
2005	0.00%	4,416	10.627448	46,931	1.29%	6.27% 0	1/18/05
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.00%	12,774	11.218961	143,311	4.29%	4.62%
2006	0.00%	7,652	10.723071	82,053	4.53%	4.84%
2005	0.00%	5,336	10.228234	54,578	2.24%	2.28% 0	1/18/05
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.00%	2,424	11.168606	27,073	0.00%	0.52%
2006	0.00%	1,320	11.111353	14,667	0.00%	5.25%
2005	0.00%	2,234	10.556851	23,584	0.00%	5.57% 0	1/18/05
Neuberger Berman AMT – International Portfolio – Class S
2007	0.00%	47,864	14.972222	716,630	3.19%	3.21%
2006	0.00%	12,944	14.506093	187,767	0.37%	23.45%
2005	0.00%	1,416	11.750261	16,638	0.18%	17.50% 0	5/02/05
Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.00%	18,746	13.332382	249,929	0.39%	3.05%
2006	0.00%	9,160	12.937253	118,505	0.45%	10.94%
2005	0.00%	46	11.661977	536	0.00%	16.62% 0	5/02/05
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.00%	85,608	13.529389	1,158,224	0.10%	7.61%
2006	0.00%	16,878	12.572219	212,194	0.11%	13.70%
2005	0.00%	1,102	11.057136	12,185	0.00%	10.57% 0	1/18/05
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.00%	18,658	13.178440	245,883	0.20%	14.15%
2006	0.00%	19,526	11.544928	225,426	0.19%	7.95%
2005	0.00%	2,298	10.694866	24,577	0.00%	6.95% 0	1/18/05
Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.00%	23,236	15.092302	350,685	0.94%	6.34%
2006	0.00%	10,284	14.192798	145,959	0.50%	17.69%
2005	0.00%	2,920	12.059670	35,214	0.00%	20.60% 0	5/02/05
Oppenheimer VAF – High Income Fund – Class 3
2007	0.00%	1,914	9.661022	18,491	0.00%	-3.39% 0	5/01/07
Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.00%	1,106	11.235173	12,426	7.49%	-0.10%
2006	0.00%	924	11.246592	10,392	5.83%	9.42%
2005	0.00%	430	10.278092	4,420	0.00%	2.78% 0	1/18/05
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.00%	32,394	12.989416	420,779	0.22%	-1.21%
2006	0.00%	29,914	12.355835	369,612	0.78%	15.02%
2005	0.00%	4,442	10.741901	47,716	0.00%	7.42% 0	1/18/05

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.00%	57,410	$12.902441	$740,729	0.73%	4.42%
2006	0.00%	9,596	13.148448	126,173	0.08%	15.00%
2005	0.00%	448	11.433673	5,122	0.00%	14.34% 0	1/18/05
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.00%	27,656	13.915435	384,845	0.13%	12.49%
2006	0.00%	9,996	12.370493	123,655	0.43%	9.33%
2005	0.00%	1,556	11.314946	17,606	0.21%	13.15% 0	5/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.00%	14,258	13.002714	185,393	1.63%	3.03%
2006	0.00%	5,252	12.620348	66,282	1.64%	18.65%
2005	0.00%	794	10.636871	8,446	0.96%	6.37% 0	5/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.00%	466	11.086232	5,166	4.04%	5.23%
2006	0.00%	98	10.535464	1,032	0.42%	4.03%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.00%	32,734	11.380012	372,513	3.39%	5.45%
2006	0.00%	13,182	10.791549	142,254	4.70%	3.73%
2005	0.00%	492	10.403391	5,118	3.37%	4.03% 0	1/18/05
Van Kampen UIF – US Real Estate Portfolio – Class I
2007	0.00%	41,926	13.937607	584,348	1.00%	-17.07%
2006	0.00%	13,494	16.806589	226,788	1.13%	38.04%
2005	0.00%	2,604	12.174767	31,703	0.02%	21.75% 0	1/18/05

Contract Owners’ Equity Total By Year

2007	$32,958,038

2006	$14,548,089

2005	$1,951,231

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company